Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 44	$ 195	$ 253
Amortization expense, 2015	76
Amortization expense, 2016	76
Amortization expense, 2017	58
Amortization expense, 2018	39
Amortization expense, 2019 and after	$ 191